Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Research and development tax credits	$ 37	$ 200	$ 200	$ 200